STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (415,149)	$ (1,267,435)	$ (2,582,171)	$ (1,410,514)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	498	407	1,462	954
Amortization of loan origination costs	195,173	37,525	10,272	527
Imputed interest on non-interest bearing related party debts				134
Amortization of debt discount			166,275	10,879
Stock based compensation, related parties	6,507	825,778	1,529,182	394,540
Stock based compensation	54,211	209,957	319,986	359,846
Decrease (increase) in assets:
Prepaid expenses	(6,610)	5,000	284	(3,450)
Increase (decrease) in liabilities:
Accounts payable	(104,843)	61,998	40,774	25,157
Accounts payable, related parties	9,642	1,625	29,369	(14,573)
Accrued interest	21,301	3,476	21,172	(2,577)
Accrued interest, related parties	600		1,170
Net cash used in operating activities	(238,670)	(121,669)	(462,225)	(639,077)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(3,536)			(2,374)
Net cash used in investing activities	(3,536)			(2,374)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	2,000		40
Proceeds from convertible notes payable	332,500	115,000	365,000	75,000
Repayments from convertible notes payable	(89,039)
Proceeds from notes payable, related parties			30,000
Repayments on notes payable, related parties				(109,000)
Proceeds from the sale of common stock				762,250
Net cash provided by financing activities	245,461	115,000	395,040	728,250
NET CHANGE IN CASH	3,255	(6,669)	(67,185)	86,799
CASH AT BEGINNING OF PERIOD	35,414	102,599	102,599	15,800
CASH AT END OF PERIOD	38,669	95,930	35,414	102,599
SUPPLEMENTAL INFORMATION:
Interest paid	13,539			32,619
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	274,220	52,563	297,011	37,019
Value of shares issued for conversion of debt	42,240		227,388
Cashless exercise of common stock warrants, 250,000 warrants exercised	22			$ 37,981
Common stock issued for settlement of accounts payable, related party	$ 13,765